Commitments and Contingencies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Operating lease rental expenses	$ 2,516,053	$ 975,868	$ 453,667